Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 12,023	£ 5,253	£ 171
Royalties	392	226	73
Revenue	12,415	5,479	244
Research Collaboration - Mallinckrodt plc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	8,748	3,817	£ 171
Research Collaboration - AstraZeneca
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	2,652	22
Research Collaboration - Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 623	£ 1,414